Commitments and Contingencies - Additional Information (Detail) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 21, 2024	Sep. 05, 2023	Apr. 10, 2023	Jan. 18, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
Share based payment							$ 533,750	$ 533,750
Underwriting Agreement [Member]
Payments for underwriting expense					$ 3,795,000
Deferred fee ,Per shares					$ 0.35
Deferred compensation liability, classified, noncurrent					$ 6,641,250
Underwriting discount per share					$ 0.2
Founder Transaction Bonus Agreement [Member] | Founder and Chief Executive Officer [Member]
Deferred compensation arrangement with individual, description	eligible to receive a transaction bonus in cash equal to the lesser of (i) 20% of each dollar of Parent closing cash in excess of $1,000,000, and (ii) $1,000,000 at the time of the closing of the business combination
Capital Markets Advisory Agreement [Member]
Advisory fee paid in cash		$ 100,000
Advisory paid in share for post business combination		75,000
Consulting Agreements
Unrecognized stock based compensation expense						$ 819,950	819,950	819,950
Advisory agreement
Unrecognized stock based compensation expense						$ 607,500	$ 607,500	$ 0
Financial Services Agreement [Member]
Intra-entity agreement, description							The Sponsor entered into a financial services agreement (the “Financial Services Agreement”) with a service provider (the “Broker-Dealer”) for a period of twelve (12) months commencing October 13, 2022, to provide broker-dealer services.
Number of shares issued	125,000					125,000	125,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Initial Public Offering purchase Limit					2,475,000
Number of days granted to underwriters to subscribe shares pursuant to overallotment option					45 days
Common Class A [Member] | Sponsor [Member]
Interse share transfer to be made									426,000
Common Class B [Member] | Sponsor [Member]
Sale of stock, number of shares issued in transaction			100,000	75,000
Sale of stock, price per share			$ 0.006	$ 0.006
Aggregate of sale of stock number of shares issued in transaction			175,000